Income Taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Reconciliation of Provision for Income Taxes
	2021	2020
Benefit at statutory rate	$(430,616)	$(741,990)
Permanent differences and other	(70,637)	(86,216)
Valuation allowance change	501,252	828,206
Income tax provision	$–	$–

Schedule of Deferred Tax Assets and Liabilities

The significant components of deferred income tax assets and liabilities as of December 31, 2021 and 2020 are as follows:

	2021	2020
Net operating losses carried forward	$4,917,178	$4,486,562
Oil and gas properties	77,556	77,556
Stock compensation expense	1,299,471	1,228,834
Other	233	233
Total deferred income tax assets	6,294,437	5,793,185
Valuation allowance	(6,294,437)	(5,793,185)
Net deferred income tax asset	$–	$–